ROPES & GRAY LLP PRUDENTIAL TOWER

800 BOYLSTON STREET BOSTON, MA 02199-3600

WWW.ROPESGRAY.COM

February 12, 2021	Lisa Mikhail Henry
T +1 617 951 7780
lisa.henry@ropesgray.com

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: Homestead Funds Trust

File Nos.: 333-229995 and 811-23429

Dear Sir or Madam:

On behalf of Homestead Funds Trust (the "Trust") and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), accompanying this letter for electronic filing is Post-Effective Amendment No. 4 to the Trust's Registration Statement under the 1933 Act and Amendment No. 5 under the 1940 Act on Form N-1A (the "Amendment").

In addition to the Part C, the Amendment includes the following: (i) a Prospectus relating to Rural America Growth & Income Fund (the "Fund"), a series of the Trust that is being newly organized and (ii) a Statement of Additional Information relating to the Fund. Pursuant to Rule 485(a)(2) under the 1933 Act, it is proposed that the Amendment become effective 75 days after filing unless superseded by a subsequent filing.

The Amendment relates solely to the Fund. No information relating to any other series of the Trust is amended or superseded hereby.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7780) or to Nathan Briggs (at 202-626-3909) of this firm. Thank you for your attention in this matter.

Very truly yours,

/s/ Lisa M. Henry

Lisa M. Henry